SCHEDULE OF INVESTMENT SECURITIES (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Unrealized Gain ( Loss) on sale of Investment Securities	$ (204,847)
Zander Therapeutics, Inc. [Member] | Series M Preferred Stock [Member]
Investment Securities, Basis	13,124
Investment Securities, Fair Value	11,238
Unrealized Gain	(1,866)
Unrealized Gain ( Loss) on sale of Investment Securities	(0)
Common Stock [Member] | Zander Therapeutics, Inc. [Member]
Investment Securities, Basis	5,741
Investment Securities, Fair Value	6,496
Unrealized Gain	755
Unrealized Gain ( Loss) on sale of Investment Securities	$ (0)